UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: John M. Loffredo, Chief Executive
      Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2005                  (in Thousands)

                        Face
                        Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 160.7%  $   825  Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                 Series B, 5.50% due 5/01/2039 (i)                                                         $    969
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2022                       1,059
                        -----------------------------------------------------------------------------------------------------------
                                 Massachusetts State Development Finance Agency, Education Revenue Bonds:
                          1,100     (Belmont Hill School), 5% due 9/01/2031                                                   1,135
                            400     (Middlesex School Project), 5% due 9/01/2033                                                412
                            250     (Xaverian Brothers High School), 5.65% due 7/01/2029                                        258
                        -----------------------------------------------------------------------------------------------------------
                                 Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds,
                                 Series A:
                            855     (Edgecombe Project), 6.75% due 7/01/2021                                                    911
                            850     (Overlook Communities Inc.), 6.125% due 7/01/2024                                           869
                        -----------------------------------------------------------------------------------------------------------
                          1,250  Massachusetts State Development Finance Agency, First Mortgage Revenue Refunding
                                 Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington), Series A, 5%
                                 due 3/01/2035 (l)                                                                            1,265
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency, Human Service Provider Revenue
                                 Bonds (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (l)                              513
                        -----------------------------------------------------------------------------------------------------------
                            825  Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014                              891
                        -----------------------------------------------------------------------------------------------------------
                                 Massachusetts State Development Finance Agency Revenue Bonds:
                            500     (College of Pharmacy and Allied Health Services), Series D, 5% due
                                    7/01/2027                                                                                   517
                            500     (Curry College), Series A, 5% due 3/01/2035 (j)                                             502
                            400     (Franklin W. Olin College), Series B, 5.25% due 7/01/2033 (i)                               424
                          1,000     (Massachusetts College of Pharmacy and Health Sciences), 5.75% due
                                    7/01/2033                                                                                 1,053
                            425     (Massachusetts Council of Human Service Providers, Inc.), Series C, 6.60%
                                    due 8/15/2029                                                                               431
                            500     (Smith College), 5% due 7/01/2035                                                           522
                            500     (Volunteers of America - Ayer Limited Partnership), AMT, Series A, 6.20%
                                    due 2/20/2046 (k)                                                                           556
                            700     (WGBH Educational Foundation), Series A, 5.375% due 1/01/2042 (a)                           748
                          1,100     (WGBH Educational Foundation), Series A, 5.75% due 1/01/2042 (a)                          1,342
                            600     (Western New England College), 5.875% due 12/01/2012 (g)                                    636
                            540     (The Wheeler School), 6.50% due 12/01/2029                                                  573
                            500     (Williston Northampton School Project), 5% due 10/01/2025 (i)                               523
                        -----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                 (Boston University), Series P, 5.45% due 5/15/2059                                           1,635
                        -----------------------------------------------------------------------------------------------------------
                                 Massachusetts State Health and Educational Facilities Authority Revenue Bonds:
                            800     (Baystate Medical Center), Series E, 6% due 7/01/2026 (e)                                   831
                          1,000     (Baystate Medical Center), Series F, 5.75% due 7/01/2033                                  1,057

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT             Alternative Minimum Tax (subject to)
GO              General Obligation Bonds
PCR             Pollution Control Revenue Bonds
VRDN            Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2005                  (in Thousands)

                        Face
                        Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $   350     (Berkshire Health System), Series E, 6.25% due 10/01/2031                              $    371
                          2,000     (Capital Asset Program), VRDN, Series E, 2.82% due 1/01/2035 (h)                          2,000
                          1,500     (Daughters of Charity-Carney), Series D, 6.10% due 7/01/2006 (g)                          1,522
                          1,350     (Harvard University), Series FF, 5.125% due 7/15/2037                                     1,413
                            750     (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2032                              796
                          3,000     (Partners Healthcare System), VRDN, Series D-5, 2.79% due 7/01/2017 (h)                   3,000
                          2,000     (Partners Healthcare System), VRDN, Series D-6, 2.82% due 7/01/2017 (h)                   2,000
                          1,000     (Simmons College), Series F, 5% due 10/01/2033 (c)                                        1,041
                            230     (University of Massachusetts), Series C, 5.125% due 10/01/2034 (c)                          240
                          1,000     (University of Massachusetts Memorial Healthcare), Series D, 5% due
                                    7/01/2033                                                                                   995
                          1,355     (Wheaton College), Series D, 6% due 1/01/2018                                             1,429
                        -----------------------------------------------------------------------------------------------------------
                                 Massachusetts State Health and Educational Facilities Authority, Revenue
                                 Refunding Bonds:
                            885     (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                              892
                          1,000     (Boston College), Series N, 5.125% due 6/01/2037                                          1,044
                          3,000     (Capital Asset Program), VRDN, Series C, 2.81% due 7/01/2010 (f)(h)                       3,000
                            500     (Christopher House), Series A, 6.875% due 1/01/2029                                         502
                            800     (Covenant Health System), 6% due 7/01/2022                                                  863
                            400     (Covenant Health System), 6% due 7/01/2031                                                  427
                            495     (Learning Center For Deaf Children), Series C, 6.125% due 7/01/2029                         501
                            500     (Massachusetts Institute of Technology), Series L, 5% due 7/01/2023                         554
                            500     (Milton Hospital), Series, 5.50% due 7/01/2016                                              505
                            100     (Partners Healthcare System), Series A, 5.375% due 7/01/2024 (f)                            104
                            500     (Partners Healthcare System), Series C, 5.75% due 7/01/2032                                 550
                            395     (Valley Regional Health System), Series C, 5.75% due 7/01/2018 (b)                          400
                          1,500     (Wellesley College), 5% due 7/01/2033                                                     1,559
                          1,000     (Youville House - FHA Insured Project), Series A, 6.25% due 2/15/2007
                                    (d)(g)                                                                                    1,062
                        -----------------------------------------------------------------------------------------------------------
                            750  Massachusetts State Industrial Finance Agency, Health Care Facility Revenue
                                 Bonds (Age Institute of Massachusetts Project), 8.05% due 11/01/2025                           764
                        -----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Industrial Finance Agency, PCR (General Motors Corporation),
                                 5.55% due 4/01/2009                                                                          1,488
                        -----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Industrial Finance Agency Revenue Bonds
                                 (Wentworth Institute of Technology), 5.75% due 10/01/2028                                      415
                        -----------------------------------------------------------------------------------------------------------
                            340  Massachusetts State Industrial Finance Agency, Senor Living Facility Revenue
                                 Bonds (Forge Hill Project), AMT, 6.75% due 4/01/2030                                           343
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Water Pollution Abatement Trust, Pool Program Revenue Bonds,
                                 Series 10, 5% due 8/01/2029                                                                  1,049
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds
                                 (Route 128 Parking Garage), Series B, 6.53%* due 7/01/2009 (g)(j)                              443
                        -----------------------------------------------------------------------------------------------------------
                            750  University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                 Senior Series 04-1, 5.125% due 11/01/2034 (a)                                                  791
-----------------------------------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2005                  (in Thousands)

                        Face
                        Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.2%      $ 1,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2040                                       $  1,026
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $50,727**) - 163.9%                                                                                52,721

Liabilities in Excess of Other Assets - (1.7%)                                                                                 (553)

Preferred Shares, at Redemption Value - (62.2%)                                                                             (20,000)
                                                                                                                           --------
Net Assets Applicable to Common Shares - 100.0%                                                                            $ 32,168
                                                                                                                           ========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 50,730
                                                                       ========
      Gross unrealized appreciation                                    $  2,027
      Gross unrealized depreciation                                         (36)
                                                                       --------
      Net unrealized appreciation                                      $  1,991
                                                                       ========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   XL Capital Insured.
(j)   ACA Insured.
(k)   GNMA Collateralized.
(l)   Radian Insured.

      Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net                 Dividend
      Affiliate                                   Activity                Income
      --------------------------------------------------------------------------
      CMA Massachusetts Municipal Money Fund        --+                    --+
      --------------------------------------------------------------------------

+     Amount is less than $1,000.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ John M. Loffredo
    -----------------------
    John M. Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John M. Loffredo
    -----------------------
    John M. Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 17, 2005